3. GOING CONCERN (Details) (USD $)	1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended					80 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Sep. 30, 2013
Going Concern Note [Abstract]
Net Income (Loss) Attributable to Parent	$ (101,078)	$ (57,603)	$ (27,961)	$ (114,294)	$ (114,294)	$ (101,078)	$ (435)	$ (437)	$ (7,856)	$ (281,703)